Fair Value Measurements - Additional Information for Common Collective Trusts (Details) - EBP 008 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 2,414,720,784	$ 2,123,242,938
Measured at net asset value | Common Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 2,114,740,962	$ 1,533,223,947
Redemption, notice period	1 day
EBP, Fair Value, Investment, NAV, Redemption, Frequency Period	1 day